Note to Consolidated Statements of Cash Flows (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Operating activities
Net loss	$ (19,106)	$ (10,405)
Adjustments to reconcile net loss to net cash used in operating activities
Share-based compensation expense-share options	2,295	334
Share-based compensation expense - LTIP	636	880
Equity in earnings of equity investees, net of tax	(17,110)	(15,030)
Changes in right-of-use assets	754
Other adjustments	1,840	2,541
Changes in working capital
Accounts receivable-third parties	(2,142)	(5,747)
Inventories	(5,358)	2,160
Accounts payable	5,139	(7,605)
Other payables, accruals and advance receipts	6,929	2,154
Lease liabilities	(851)
Other changes in working capital	(1,949)	(122)
Total changes in working capital	1,768	(9,160)
Net cash used in operating activities	$ (28,923)	$ (30,840)